Shareholders’ Equity (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥) shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2023 shares
Shareholders’ Equity [Abstract]
Ordinary shares, shares outstanding	15,076,900	15,076,900	13,839,400
Reduction capital shares, increase to addtional paid-in-capital	¥ 843,481,250	$ 5,354,077